AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 93.6%
Affiliated Mutual Funds — 26.2%
Domestic Equity — 21.4%
AST Large-Cap Growth Portfolio*	494,449	$53,944,423
AST Large-Cap Value Portfolio*	765,500	44,789,402
AST Small-Cap Equity Portfolio*	160,953	13,547,394
PGIM Jennison Natural Resources Fund	7,471	510,790
		112,792,009
Fixed Income — 0.4%
PSF PGIM High Yield Bond Portfolio*	283,355	2,187,501
International Equity — 4.4%
AST International Growth Portfolio	669,087	22,922,917

Total Affiliated Mutual Funds (cost $107,888,770)(wa)		137,902,427
Common Stocks — 43.6%
Aerospace & Defense — 1.2%
Airbus SE (France)	1,209	282,333
Axon Enterprise, Inc.*	90	64,588
Boeing Co. (The)*	2,490	537,417
Curtiss-Wright Corp.	300	162,882
Elbit Systems Ltd. (Israel)	269	136,852
General Dynamics Corp.	2,100	716,100
General Electric Co.	4,860	1,461,985
Howmet Aerospace, Inc.	1,980	388,536
Huntington Ingalls Industries, Inc.	40	11,516
L3Harris Technologies, Inc.	720	219,895
Lockheed Martin Corp.	435	217,156
Northrop Grumman Corp.	660	402,151
Rheinmetall AG (Germany)	53	123,976
Rolls-Royce Holdings PLC (United Kingdom)	31,750	510,358
RTX Corp.	2,270	379,839
Saab AB (Sweden) (Class B Stock)	2,004	123,130
Safran SA (France)	773	274,314
Singapore Technologies Engineering Ltd. (Singapore)	20,100	134,219
Textron, Inc.	220	18,588
Thales SA (France)	99	31,295
TransDigm Group, Inc.	66	86,989
		6,284,119
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	120	15,888
Expeditors International of Washington, Inc.	140	17,163
FedEx Corp.	1,460	344,282
United Parcel Service, Inc. (Class B Stock)	4,370	365,026
		742,359
Automobile Components — 0.1%
Aptiv PLC (United Kingdom)*	1,860	160,369
Bridgestone Corp. (Japan)	2,800	129,411
Cie Generale des Etablissements Michelin SCA (France)	639	23,013
Gentex Corp.	4,100	116,030
	Shares	Value

Common Stocks (continued)
Automobile Components (cont’d.)
Sumitomo Electric Industries Ltd. (Japan)	4,900	$139,425
		568,248
Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	888	89,499
Ford Motor Co.	22,790	272,568
General Motors Co.	9,380	571,899
Honda Motor Co. Ltd. (Japan)	14,200	146,534
Mercedes-Benz Group AG (Germany)	4,944	311,620
Suzuki Motor Corp. (Japan)	4,300	62,603
Tesla, Inc.*	8,330	3,704,518
Toyota Motor Corp. (Japan)	6,300	121,001
		5,280,242
Banks — 2.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA	4,788	153,597
AIB Group PLC (Ireland)	11,585	105,617
ANZ Group Holdings Ltd. (Australia)	1,485	32,608
Banco Bilbao Vizcaya Argentaria SA (Spain)	14,140	272,473
Banco Santander SA (Spain)	26,549	278,614
Bank of America Corp.	16,700	861,553
Bank of Nagoya Ltd. (The) (Japan)	600	14,369
Barclays PLC (United Kingdom)	20,288	104,388
BNP Paribas SA (France)	2,106	192,621
BOC Hong Kong Holdings Ltd. (China)	38,000	178,021
CaixaBank SA (Spain)	10,773	113,784
Citigroup, Inc.	5,160	523,740
Citizens Financial Group, Inc.	510	27,112
Commonwealth Bank of Australia (Australia)	1,121	123,796
Credit Agricole SA (France)	9,645	190,065
DBS Group Holdings Ltd. (Singapore)	8,400	333,126
Fifth Third Bancorp	790	35,195
First Horizon Corp.	7,600	171,836
HSBC Holdings PLC (United Kingdom)	29,641	418,327
Huntington Bancshares, Inc.	1,720	29,704
ING Groep NV (Netherlands)	8,142	213,449
Intesa Sanpaolo SpA (Italy)	51,881	343,410
JPMorgan Chase & Co.	9,465	2,985,545
KeyCorp	1,160	21,680
Lloyds Banking Group PLC (United Kingdom)	84,091	95,156
M&T Bank Corp.	190	37,548
Mitsubishi UFJ Financial Group, Inc. (Japan)	10,900	175,832
Mizuho Financial Group, Inc. (Japan)	3,900	131,102
National Australia Bank Ltd. (Australia)	3,938	114,878
NatWest Group PLC (United Kingdom)	36,958	261,047
Nordea Bank Abp (Finland)	4,978	81,957
PNC Financial Services Group, Inc. (The)	3,270	657,041
Regions Financial Corp.	15,160	399,769
Resona Holdings, Inc. (Japan)	4,800	48,947
A1

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Societe Generale SA (France)	2,324	$154,723
Standard Chartered PLC (United Kingdom)	5,658	109,808
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,700	104,092
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,288	16,805
Swedbank AB (Sweden) (Class A Stock)	2,371	71,570
Truist Financial Corp.	1,540	70,409
U.S. Bancorp	5,030	243,100
UniCredit SpA (Italy)	3,471	264,126
Wells Fargo & Co.	13,900	1,165,098
Westpac Banking Corp. (Australia)	1,288	33,185
		11,960,823
Beverages — 0.3%
Anheuser-Busch InBev SA/NV (Belgium)	2,550	152,431
Brown-Forman Corp. (Class B Stock)	150	4,062
Celsius Holdings, Inc.*	6,200	356,438
Coca-Cola Co. (The)	7,800	517,296
Constellation Brands, Inc. (Class A Stock)	180	24,241
Keurig Dr. Pepper, Inc.	7,200	183,672
Molson Coors Beverage Co. (Class B Stock)	170	7,692
Monster Beverage Corp.*	3,830	257,797
PepsiCo, Inc.	2,270	318,799
		1,822,428
Biotechnology — 0.8%
AbbVie, Inc.	6,180	1,430,917
Amgen, Inc.(a)	1,940	547,468
Argenx SE (Netherlands)*	139	102,700
Biogen, Inc.*	750	105,060
CSL Ltd.	816	107,342
Genus PLC (United Kingdom)	525	16,813
Gilead Sciences, Inc.	7,570	840,270
Incyte Corp.*	1,760	149,266
Moderna, Inc.*	400	10,332
Neurocrine Biosciences, Inc.*	300	42,114
Regeneron Pharmaceuticals, Inc.	415	233,342
Swedish Orphan Biovitrum AB (Sweden)*	2,734	83,573
Vertex Pharmaceuticals, Inc.*	705	276,106
		3,945,303
Broadline Retail — 1.5%
Amazon.com, Inc.*	29,710	6,523,425
eBay, Inc.	3,550	322,872
Macy’s, Inc.	3,300	59,169
Next PLC (United Kingdom)	687	114,526
Prosus NV (China)*	5,598	395,863
Sea Ltd. (Singapore), ADR*	1,400	250,222
		7,666,077
	Shares	Value

Common Stocks (continued)
Building Products — 0.3%
A.O. Smith Corp.	120	$8,809
Allegion PLC	90	15,962
Armstrong World Industries, Inc.	1,800	352,818
Belimo Holding AG (Switzerland)	16	16,827
Builders FirstSource, Inc.*	120	14,550
Carrier Global Corp.(a)	5,740	342,678
Johnson Controls International PLC	780	85,761
Lennox International, Inc.	35	18,528
Masco Corp.	250	17,598
Owens Corning	2,200	311,212
ROCKWOOL A/S (Denmark) (Class B Stock)	1,380	51,448
Trane Technologies PLC	365	154,015
		1,390,206
Capital Markets — 1.6%
3i Group PLC (United Kingdom)	4,551	250,865
Ameriprise Financial, Inc.	115	56,494
Amundi SA (France), 144A	2,195	174,447
Bank of New York Mellon Corp. (The)	6,440	701,702
Blackrock, Inc.	169	197,032
Blackstone, Inc.	860	146,931
Cboe Global Markets, Inc.	130	31,883
Charles Schwab Corp. (The)	3,810	363,741
CME Group, Inc.	430	116,182
Coinbase Global, Inc. (Class A Stock)*	250	84,372
Daiwa Securities Group, Inc. (Japan)	1,000	8,126
Deutsche Bank AG (Germany)	6,546	231,832
FactSet Research Systems, Inc.	45	12,892
Franklin Resources, Inc.	14,870	343,943
Futu Holdings Ltd. (Hong Kong), ADR	200	34,782
Goldman Sachs Group, Inc. (The)	675	537,536
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	600	34,062
Houlihan Lokey, Inc.	300	61,596
Interactive Brokers Group, Inc. (Class A Stock)	500	34,405
Intercontinental Exchange, Inc.	1,880	316,742
Invesco Ltd.	15,630	358,552
KKR & Co., Inc.	800	103,960
Moody’s Corp.	285	135,797
Morgan Stanley	4,520	718,499
MSCI, Inc.	95	53,904
Nasdaq, Inc.	5,890	520,970
Northern Trust Corp.	3,100	417,260
Plus500 Ltd. (Israel)	308	13,349
Raymond James Financial, Inc.	2,990	516,074
Robinhood Markets, Inc. (Class A Stock)*	2,360	337,905
S&P Global, Inc.	1,660	807,939
SBI Holdings, Inc. (Japan)	5,200	226,395
Singapore Exchange Ltd. (Singapore)	13,500	173,305
State Street Corp.	340	39,443
T. Rowe Price Group, Inc.	260	26,686
UBS Group AG (Switzerland)	8,389	344,902
Virtu Financial, Inc. (Class A Stock)	2,400	85,200
		8,619,705

A2

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Chemicals — 0.4%
Air Liquide SA (France)	57	$11,876
Air Products & Chemicals, Inc.	270	73,634
Albemarle Corp.	140	11,351
Asahi Kasei Corp. (Japan)	8,200	64,450
CF Industries Holdings, Inc.	180	16,146
Corteva, Inc.	2,310	156,225
Dow, Inc.	840	19,261
DuPont de Nemours, Inc.	2,900	225,910
Eastman Chemical Co.	3,520	221,936
Ecolab, Inc.	500	136,930
Evonik Industries AG (Germany)	720	12,520
International Flavors & Fragrances, Inc.	4,410	271,392
Linde PLC	1,245	591,375
LyondellBasell Industries NV (Class A Stock)(a)	260	12,750
Mosaic Co. (The)	380	13,178
PPG Industries, Inc.	270	28,380
Sherwin-Williams Co. (The)	275	95,222
Yara International ASA (Brazil)	5,845	214,243
		2,176,779
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	7,892	129,489
Cintas Corp.	410	84,157
Copart, Inc.*	1,040	46,769
RB Global, Inc. (Canada)	2,500	270,900
Republic Services, Inc.	440	100,971
Rollins, Inc.	330	19,384
Veralto Corp.	1,100	117,271
Waste Management, Inc.	430	94,957
		863,898
Communications Equipment — 0.4%
Arista Networks, Inc.*	4,810	700,865
Ciena Corp.*	800	116,536
Cisco Systems, Inc.	15,990	1,094,036
F5, Inc.*	70	22,623
Motorola Solutions, Inc.	190	86,885
Nokia OYJ (Finland)	32,669	157,099
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	19,699	163,226
		2,341,270
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	106	8,497
Bouygues SA (France)	1,248	56,289
Eiffage SA (France)	1,368	175,265
EMCOR Group, Inc.	45	29,229
Quanta Services, Inc.	375	155,408
Taisei Corp. (Japan)	800	54,974
Vinci SA (France)	1,217	169,129
		648,791
Construction Materials — 0.1%
CRH PLC	900	107,910
Heidelberg Materials AG (Germany)	591	133,593
	Shares	Value

Common Stocks (continued)
Construction Materials (cont’d.)
Martin Marietta Materials, Inc.	465	$293,080
Vulcan Materials Co.	160	49,219
		583,802
Consumer Finance — 0.2%
Ally Financial, Inc.	1,000	39,200
American Express Co.	635	210,922
Capital One Financial Corp.	1,854	394,123
OneMain Holdings, Inc.	3,100	175,026
Synchrony Financial	5,650	401,432
		1,220,703
Consumer Staples Distribution & Retail — 0.7%
Carrefour SA (France)	6,340	96,081
Coles Group Ltd. (Australia)	1,006	15,485
Costco Wholesale Corp.	1,263	1,169,070
Dollar General Corp.	260	26,871
Dollar Tree, Inc.*	640	60,397
Koninklijke Ahold Delhaize NV (Netherlands)	5,175	209,404
Kroger Co. (The)	5,020	338,398
Sysco Corp.	1,070	88,104
Target Corp.	5,140	461,058
Tesco PLC (United Kingdom)	30,612	183,479
US Foods Holding Corp.*	1,100	84,282
Walmart, Inc.	10,930	1,126,446
		3,859,075
Containers & Packaging — 0.0%
Amcor PLC	2,700	22,086
Avery Dennison Corp.	80	12,974
Ball Corp.	300	15,126
Crown Holdings, Inc.	500	48,295
International Paper Co.	620	28,768
Packaging Corp. of America	90	19,614
Smurfit WestRock PLC	590	25,116
		171,979
Distributors — 0.0%
Genuine Parts Co.	140	19,404
LKQ Corp.	310	9,467
Pool Corp.	35	10,853
		39,724
Diversified Consumer Services — 0.1%
ADT, Inc.	34,200	297,882
G8 Education Ltd. (Australia)	30,125	16,851
		314,733
Diversified REITs — 0.0%
Covivio SA (France)	1,196	80,609
Stockland (Australia)	4,498	18,191
		98,800
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	23,440	661,946
Deutsche Telekom AG (Germany)	11,692	398,340

A3

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Koninklijke KPN NV (Netherlands)	16,550	$79,432
Telia Co. AB (Sweden)	28,762	109,726
Verizon Communications, Inc.	8,860	389,397
		1,638,841
Electric Utilities — 0.7%
Acciona SA (Spain)	90	18,084
Alliant Energy Corp.	310	20,897
American Electric Power Co., Inc.	4,830	543,375
Chubu Electric Power Co., Inc. (Japan)	1,600	22,221
Constellation Energy Corp.	1,370	450,826
Duke Energy Corp.	920	113,850
Edison International	460	25,429
Enel SpA (Italy)	38,232	362,307
Entergy Corp.	530	49,391
Evergy, Inc.	270	20,525
Eversource Energy	440	31,302
Exelon Corp.	1,190	53,562
FirstEnergy Corp.	7,910	362,436
Iberdrola SA (Spain)	4,998	94,609
NextEra Energy, Inc.	3,520	265,725
NRG Energy, Inc.	2,230	361,149
PG&E Corp.	2,590	39,057
Pinnacle West Capital Corp.	120	10,759
PPL Corp.	870	32,329
Southern Co. (The)	5,700	540,189
Xcel Energy, Inc.	680	54,842
		3,472,864
Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	5,834	422,168
AMETEK, Inc.	280	52,640
Eaton Corp. PLC	1,260	471,555
Emerson Electric Co.	970	127,245
Fuji Electric Co. Ltd. (Japan)	400	26,814
Fujikura Ltd. (Japan)	2,200	215,197
GE Vernova, Inc.	1,285	790,146
Generac Holdings, Inc.*	40	6,696
Hubbell, Inc.	65	27,970
Legrand SA (France)	1,864	309,724
Mitsubishi Electric Corp. (Japan)	2,100	53,936
nVent Electric PLC	2,000	197,280
Rockwell Automation, Inc.	935	326,811
Schneider Electric SE	178	50,102
Siemens Energy AG (Germany)*	2,109	247,974
Vertiv Holdings Co. (Class A Stock)	600	90,516
		3,416,774
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	3,930	486,337
CDW Corp.	140	22,299
Codan Ltd. (Australia)	900	17,569
Corning, Inc.	2,610	214,098
Halma PLC (United Kingdom)	5,343	248,721
Ibiden Co. Ltd. (Japan)	100	6,049
Jabil, Inc.	130	28,232
Keysight Technologies, Inc.*	180	31,486
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Kyocera Corp. (Japan)	1,200	$16,120
Littelfuse, Inc.	700	181,307
Meiko Electronics Co. Ltd. (Japan)	700	46,488
TDK Corp. (Japan)	800	11,585
TE Connectivity PLC (Switzerland)	350	76,835
Teledyne Technologies, Inc.*	55	32,232
Trimble, Inc.*	250	20,413
Vontier Corp.	8,000	335,760
Zebra Technologies Corp. (Class A Stock)*	455	135,208
		1,910,739
Energy Equipment & Services — 0.0%
Baker Hughes Co.	1,170	57,002
Halliburton Co.	1,010	24,846
Schlumberger NV	3,170	108,953
		190,801
Entertainment — 0.6%
Anycolor, Inc. (Japan)	300	11,429
Electronic Arts, Inc.	240	48,408
Live Nation Entertainment, Inc.*	190	31,046
Netflix, Inc.*	1,537	1,842,740
Nintendo Co. Ltd. (Japan)	700	60,563
Spotify Technology SA*	100	69,800
Take-Two Interactive Software, Inc.*	600	155,016
TKO Group Holdings, Inc.	80	16,157
Toho Co. Ltd. (Japan)	1,300	83,568
Walt Disney Co. (The)	8,020	918,290
Warner Bros Discovery, Inc.*	5,850	114,250
		3,351,267
Financial Services — 1.5%
Apollo Global Management, Inc.	530	70,633
Berkshire Hathaway, Inc. (Class B Stock)*	5,495	2,762,556
Block, Inc.*	660	47,698
Corpay, Inc.*	85	24,485
Edenred SE (France)	2,346	55,869
Fidelity National Information Services, Inc.	5,520	363,989
Fiserv, Inc.*	660	85,094
Global Payments, Inc.	790	65,633
Helia Group Ltd. (Australia)	10,000	38,152
Industrivarden AB (Sweden) (Class A Stock)	330	13,110
Jack Henry & Associates, Inc.	80	11,915
M&G PLC (United Kingdom)	10,653	36,330
Mastercard, Inc. (Class A Stock)	3,405	1,936,798
ORIX Corp. (Japan)	10,100	265,085
PayPal Holdings, Inc.*	7,250	486,185
Visa, Inc. (Class A Stock)	4,635	1,582,296
		7,845,828
Food Products — 0.4%
Archer-Daniels-Midland Co.	570	34,052
Bunge Global SA	140	11,375

A4

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Campbell’s Company (The)(a)	240	$7,579
Conagra Brands, Inc.	16,770	307,059
General Mills, Inc.	3,650	184,033
Hershey Co. (The)	150	28,057
Hormel Foods Corp.	5,050	124,937
Ingredion, Inc.	1,100	134,321
J.M. Smucker Co. (The)	730	79,278
Kellanova	320	26,246
Kraft Heinz Co. (The)	1,020	26,561
Lamb Weston Holdings, Inc.	170	9,874
McCormick & Co., Inc.	300	20,073
Mondelez International, Inc. (Class A Stock)	1,530	95,579
Nestle SA	5,585	512,900
Post Holdings, Inc.*	600	64,488
Smithfield Foods, Inc.	3,000	70,440
Tyson Foods, Inc. (Class A Stock)	340	18,462
WH Group Ltd. (Hong Kong), 144A	189,500	205,219
		1,960,533
Gas Utilities — 0.0%
Atmos Energy Corp.	190	32,443
Osaka Gas Co. Ltd. (Japan)	300	8,689
Tokyo Gas Co. Ltd. (Japan)	3,000	106,676
		147,808
Ground Transportation — 0.4%
CSX Corp.	6,510	231,170
J.B. Hunt Transport Services, Inc.	80	10,733
Norfolk Southern Corp.	270	81,111
Old Dominion Freight Line, Inc.	220	30,971
Uber Technologies, Inc.*	7,010	686,770
Union Pacific Corp.(a)	3,610	853,296
		1,894,051
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	3,200	428,608
Align Technology, Inc.*	80	10,018
Baxter International, Inc.	510	11,613
Becton, Dickinson & Co.	340	63,638
Boston Scientific Corp.*	5,140	501,818
Cooper Cos., Inc. (The)*	240	16,454
DENTSPLY SIRONA, Inc.	3,100	39,339
Dexcom, Inc.*	470	31,626
Edwards Lifesciences Corp.*	690	53,661
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	6,279	134,857
GE HealthCare Technologies, Inc.	540	40,554
Hologic, Inc.*	270	18,222
Hoya Corp. (Japan)	600	82,962
IDEXX Laboratories, Inc.*	775	495,140
Insulet Corp.*	885	273,226
Intuitive Surgical, Inc.*	1,215	543,385
Medtronic PLC	7,110	677,156
ResMed, Inc.	150	41,060
Smith & Nephew PLC (United Kingdom)	13,037	236,457
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Solventum Corp.*	150	$10,950
STERIS PLC	1,000	247,440
Stryker Corp.	405	149,716
Zimmer Biomet Holdings, Inc.	240	23,640
		4,131,540
Health Care Providers & Services — 0.7%
Ambea AB (Sweden), 144A	3,100	44,704
Cardinal Health, Inc.	280	43,949
Cencora, Inc.	210	65,631
Centene Corp.*	13,190	470,619
Cigna Group (The)	2,020	582,265
CVS Health Corp.	4,590	346,040
DaVita, Inc.*	40	5,315
Elevance Health, Inc.	1,170	378,051
Encompass Health Corp.	400	50,808
Fresenius Medical Care AG (Germany)	4,292	226,779
HCA Healthcare, Inc.	195	83,109
Henry Schein, Inc.*	130	8,628
Humana, Inc.	120	31,220
Labcorp Holdings, Inc.	80	22,965
McKesson Corp.	480	370,819
Molina Healthcare, Inc.*	55	10,525
Quest Diagnostics, Inc.	140	26,681
Sonic Healthcare Ltd. (Australia)	6,469	91,626
Tenet Healthcare Corp.*	1,200	243,648
UnitedHealth Group, Inc.	2,010	694,053
Universal Health Services, Inc. (Class B Stock)	40	8,178
		3,805,613
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	190	15,835
Healthpeak Properties, Inc.	14,520	278,058
Ventas, Inc.	530	37,095
Welltower, Inc.	2,440	434,661
		765,649
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	123	25,042
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	820	13,956
Hotels, Restaurants & Leisure — 0.8%
Airbnb, Inc. (Class A Stock)*	510	61,924
Aramark	5,100	195,840
Aristocrat Leisure Ltd. (Australia)	615	28,471
Booking Holdings, Inc.	187	1,009,664
Carnival Corp.*	1,240	35,848
Chipotle Mexican Grill, Inc.*	5,690	222,991
Darden Restaurants, Inc.	120	22,843
Domino’s Pizza, Inc.	45	19,427
DoorDash, Inc. (Class A Stock)*	1,010	274,710
DraftKings, Inc. (Class A Stock)*	2,400	89,760
Expedia Group, Inc.	130	27,788
Food & Life Cos. Ltd. (Japan)	1,300	67,867
Galaxy Entertainment Group Ltd. (Macau)	23,000	126,462

A5

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Hiday Hidaka Corp. (Japan)	800	$19,356
Hilton Worldwide Holdings, Inc.	280	72,643
Las Vegas Sands Corp.	400	21,516
Marriott International, Inc. (Class A Stock)	270	70,319
McDonald’s Corp.	2,240	680,714
MGM Resorts International*	190	6,585
Monogatari Corp. (The) (Japan)	800	23,058
Norwegian Cruise Line Holdings Ltd.*	530	13,054
Royal Caribbean Cruises Ltd.	895	289,604
Sodexo SA (France)	638	40,254
Starbucks Corp.	1,340	113,364
Viking Holdings Ltd.*	5,500	341,880
Wynn Resorts Ltd.	90	11,544
Yum! Brands, Inc.	630	95,760
Zensho Holdings Co. Ltd. (Japan)	200	13,065
		3,996,311
Household Durables — 0.2%
D.R. Horton, Inc.	330	55,925
Garmin Ltd.	190	46,782
Lennar Corp. (Class A Stock)	280	35,291
Mohawk Industries, Inc.*	40	5,157
NVR, Inc.*	4	32,139
Panasonic Holdings Corp. (Japan)	14,900	161,726
PulteGroup, Inc.	2,040	269,545
Sekisui House Ltd. (Japan)	1,100	25,017
Sony Group Corp. (Japan)	11,800	339,211
		970,793
Household Products — 0.4%
Church & Dwight Co., Inc.	290	25,413
Clorox Co. (The)	130	16,029
Colgate-Palmolive Co.	6,710	536,397
Essity AB (Sweden) (Class B Stock)	8,536	223,124
Henkel AG & Co. KGaA (Germany)	238	17,666
Kimberly-Clark Corp.	1,190	147,965
Procter & Gamble Co. (The)	5,510	846,611
Reckitt Benckiser Group PLC (United Kingdom)	1,108	85,318
		1,898,523
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	840	11,054
RWE AG (Germany)	849	37,763
Vistra Corp.	400	78,368
		127,185
Industrial Conglomerates — 0.2%
3M Co.	640	99,315
CK Hutchison Holdings Ltd. (United Kingdom)	3,000	19,710
Hitachi Ltd. (Japan)	3,300	87,427
Honeywell International, Inc.	2,160	454,680
Sekisui Chemical Co. Ltd. (Japan)	1,600	29,787
	Shares	Value

Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Siemens AG (Germany)	1,517	$409,557
		1,100,476
Industrial REITs — 0.1%
Prologis, Inc.	5,890	674,523
Insurance — 1.1%
Admiral Group PLC (United Kingdom)	2,772	125,109
Aegon Ltd. (Netherlands)	11,462	92,407
Aflac, Inc.	590	65,903
AIA Group Ltd. (Hong Kong)	10,200	97,756
Allianz SE (Germany)	541	227,613
Allstate Corp. (The)	3,020	648,243
American International Group, Inc.	6,000	471,240
Aon PLC (Class A Stock)	260	92,711
Arch Capital Group Ltd.	460	41,736
Arthur J. Gallagher & Co.	310	96,019
Assurant, Inc.	40	8,664
Aviva PLC (United Kingdom)	804	7,438
AXA SA (France)	7,926	380,091
Brown & Brown, Inc.	350	32,827
Chubb Ltd.	2,550	719,737
Cincinnati Financial Corp.	200	31,620
Erie Indemnity Co. (Class A Stock)	30	9,545
Everest Group Ltd.	55	19,263
First American Financial Corp.	800	51,392
Globe Life, Inc.	90	12,867
Hartford Insurance Group, Inc. (The)	350	46,686
Loews Corp.	200	20,078
Marsh & McLennan Cos., Inc.	2,590	521,963
MetLife, Inc.	6,390	526,344
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	55	35,116
NN Group NV (Netherlands)	3,009	212,187
Phoenix Group Holdings PLC (United Kingdom)	9,316	80,835
Poste Italiane SpA (Italy), 144A	1,080	25,673
Principal Financial Group, Inc.	270	22,386
Progressive Corp. (The)	700	172,865
Prudential PLC (Hong Kong)	6,885	96,388
QBE Insurance Group Ltd. (Australia)	11,365	154,658
Sompo Holdings, Inc. (Japan)	500	15,458
Sony Financial Group, Inc. (Japan)*	11,800	13,086
Swiss Re AG	720	133,723
Talanx AG (Germany)	1,336	178,125
Travelers Cos., Inc. (The)	280	78,182
Unipol Assicurazioni SpA (Italy)	8,856	190,383
Unum Group	600	46,668
W.R. Berkley Corp.	380	29,116
Willis Towers Watson PLC	115	39,727
Zurich Insurance Group AG (Switzerland)	98	70,049
		5,941,877
Interactive Media & Services — 2.7%
Alphabet, Inc. (Class A Stock)	19,200	4,667,520
Alphabet, Inc. (Class C Stock)	15,760	3,838,348

A6

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Interactive Media & Services (cont’d.)
Match Group, Inc.	290	$10,243
Meta Platforms, Inc. (Class A Stock)	7,325	5,379,334
REA Group Ltd. (Australia)	145	22,173
Scout24 SE (Germany), 144A	790	99,111
		14,016,729
IT Services — 0.5%
Accenture PLC (Ireland) (Class A Stock)	1,890	466,074
Akamai Technologies, Inc.*	150	11,364
Capgemini SE (France)	867	126,476
Cognizant Technology Solutions Corp. (Class A Stock)	7,380	494,976
EPAM Systems, Inc.*	40	6,032
Fujitsu Ltd. (Japan)	2,600	60,992
Gartner, Inc.*	780	205,038
GoDaddy, Inc. (Class A Stock)*	140	19,156
International Business Machines Corp.	1,700	479,672
NEC Corp. (Japan)	8,100	259,273
Obic Co. Ltd. (Japan)	1,400	48,795
Otsuka Corp. (Japan)	5,200	108,546
Simplex Holdings, Inc. (Japan)	1,900	55,761
Snowflake, Inc.*	1,500	338,325
TIS, Inc. (Japan)	1,200	39,582
VeriSign, Inc.	80	22,366
		2,742,428
Leisure Products — 0.0%
Hasbro, Inc.	1,130	85,710
Technogym SpA (Italy), 144A	820	13,925
		99,635
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	340	43,639
Bio-Techne Corp.	160	8,901
Charles River Laboratories International, Inc.*	40	6,258
Danaher Corp.	3,150	624,519
IQVIA Holdings, Inc.*	170	32,290
Lonza Group AG (Switzerland)	188	125,704
Mettler-Toledo International, Inc.*	25	30,690
QIAGEN NV	589	26,272
Revvity, Inc.	120	10,518
Thermo Fisher Scientific, Inc.	745	361,340
Waters Corp.*	60	17,989
West Pharmaceutical Services, Inc.	880	230,850
		1,518,970
Machinery — 0.7%
Allison Transmission Holdings, Inc.	3,900	331,032
Atlas Copco AB (Sweden) (Class B Stock)	2,898	43,608
Caterpillar, Inc.	855	407,963
Crane Co.	500	92,070
Cummins, Inc.	265	111,928
Daifuku Co. Ltd. (Japan)	6,300	201,625
Deere & Co.	1,090	498,413
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Dover Corp.	140	$23,356
Epiroc AB (Sweden) (Class B Stock)	811	15,343
Fortive Corp.	400	19,596
IDEX Corp.	80	13,021
Illinois Tool Works, Inc.	320	83,443
Ingersoll Rand, Inc.	440	36,353
Komatsu Ltd. (Japan)	2,100	73,158
Lincoln Electric Holdings, Inc.	900	212,247
Makita Corp. (Japan)	200	6,482
Mitsubishi Heavy Industries Ltd. (Japan)	3,300	86,358
Nordson Corp.	40	9,078
Otis Worldwide Corp.	470	42,972
PACCAR, Inc.	620	60,958
Parker-Hannifin Corp.	860	652,009
Pentair PLC	200	22,152
Sandvik AB (Sweden)	1,425	39,808
Schindler Holding AG (Switzerland)	51	18,454
Snap-on, Inc.	65	22,525
Stanley Black & Decker, Inc.	160	11,893
Tsugami Corp. (Japan)	1,100	17,685
Wartsila OYJ Abp (Finland)	9,453	283,540
Westinghouse Air Brake Technologies Corp.	210	42,099
Xylem, Inc.	1,090	160,775
Yangzijiang Shipbuilding Holdings Ltd. (China)	24,000	62,790
		3,702,734
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	8	15,693
AP Moller - Maersk A/S (Denmark) (Class B Stock)	17	33,418
Kawasaki Kisen Kaisha Ltd. (Japan)	2,800	39,813
Mitsui OSK Lines Ltd. (Japan)	1,500	45,539
Nippon Yusen KK (Japan)	3,700	126,263
SITC International Holdings Co. Ltd. (China)	19,000	73,149
		333,875
Media — 0.2%
Charter Communications, Inc. (Class A Stock)*	95	26,135
Comcast Corp. (Class A Stock)	22,130	695,325
Fox Corp. (Class A Stock)	260	16,396
Fox Corp. (Class B Stock)	130	7,448
Interpublic Group of Cos., Inc. (The)	440	12,280
News Corp. (Class A Stock)	450	13,819
News Corp. (Class B Stock)	110	3,800
Omnicom Group, Inc.	200	16,306
Paramount Skydance Corp. (Class B Stock)(a)	220	4,162
Publicis Groupe SA (France)	316	30,410
Trade Desk, Inc. (The) (Class A Stock)*	530	25,975
WPP PLC (United Kingdom)	25,794	128,576
		980,632

A7

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Metals & Mining — 0.4%
ArcelorMittal SA (Luxembourg)	4,952	$178,648
BHP Group Ltd. (Australia)	13,969	390,227
BlueScope Steel Ltd. (Australia)	6,892	103,524
Boliden AB (Sweden)*	1,371	55,962
Carpenter Technology Corp.	500	122,770
Evolution Mining Ltd. (Australia)	1,872	13,345
Fortescue Ltd. (Australia)	5,877	72,783
Freeport-McMoRan, Inc.	12,390	485,936
Fresnillo PLC (Mexico)	5,252	167,532
Newmont Corp.	3,510	295,928
Norsk Hydro ASA (Norway)	2,825	19,208
Nucor Corp.	1,680	227,522
Rio Tinto Ltd. (Australia)	683	55,093
Rio Tinto PLC (Australia)	2,003	132,003
Steel Dynamics, Inc.	140	19,520
		2,340,001
Multi-Utilities — 0.3%
Ameren Corp.	4,020	419,608
CenterPoint Energy, Inc.	770	29,876
CMS Energy Corp.	4,460	326,740
Consolidated Edison, Inc.	430	43,224
Dominion Energy, Inc.	1,010	61,782
DTE Energy Co.	1,950	275,788
E.ON SE (Germany)	5,564	104,800
Engie SA (France)	11,383	244,695
NiSource, Inc.	560	24,248
Public Service Enterprise Group, Inc.	590	49,241
Sempra	770	69,285
WEC Energy Group, Inc.	380	43,544
		1,692,831
Office REITs — 0.0%
BXP, Inc.	150	11,151
Oil, Gas & Consumable Fuels — 1.3%
APA Corp.	310	7,527
Chevron Corp.	5,507	855,182
ConocoPhillips	7,490	708,479
Coterra Energy, Inc.	900	21,285
Devon Energy Corp.	760	26,646
Diamondback Energy, Inc.	220	31,482
ENEOS Holdings, Inc. (Japan)	18,300	115,898
EOG Resources, Inc.	4,950	554,994
EQT Corp.	710	38,645
Equinor ASA (Norway)	3,224	78,621
Expand Energy Corp.	260	27,622
Exxon Mobil Corp.	17,890	2,017,097
Friedrich Vorwerk Group SE (Germany)	441	42,578
Inpex Corp. (Japan)	13,500	243,077
Kinder Morgan, Inc.	2,280	64,547
Marathon Petroleum Corp.	1,170	225,506
Occidental Petroleum Corp.	840	39,690
ONEOK, Inc.	740	53,998
Phillips 66	2,080	282,922
Shell PLC	12,605	449,255
Targa Resources Corp.	260	43,560
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Texas Pacific Land Corp.	19	$17,739
TotalEnergies SE (France)	4,979	303,264
Valero Energy Corp.	370	62,996
Williams Cos., Inc. (The)	6,640	420,644
Woodside Energy Group Ltd. (Australia)	3,200	48,323
		6,781,577
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	770	43,697
International Consolidated Airlines Group SA (United Kingdom)	43,752	228,974
Qantas Airways Ltd. (Australia)	26,881	194,237
Ryanair Holdings PLC (Italy)	2,908	84,979
Southwest Airlines Co.	590	18,827
United Airlines Holdings, Inc.*	390	37,635
		608,349
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	280	24,674
Kenvue, Inc.	2,260	36,680
MTG Co. Ltd. (Japan)	1,500	47,110
Unilever PLC (United Kingdom)	3,530	208,653
		317,117
Pharmaceuticals — 1.6%
AstraZeneca PLC (United Kingdom)	1,365	209,119
Bristol-Myers Squibb Co.	10,790	486,629
Eli Lilly & Co.	2,405	1,835,015
Galderma Group AG (Switzerland)	1,443	255,123
GSK PLC	6,148	132,010
Johnson & Johnson	5,980	1,108,812
Merck & Co., Inc.	12,300	1,032,339
Novartis AG	5,550	713,610
Novo Nordisk A/S (Denmark) (Class B Stock)	1,634	90,984
Orion OYJ (Finland) (Class B Stock)	2,495	191,550
Otsuka Holdings Co. Ltd. (Japan)	3,300	175,991
Perrigo Co. PLC	6,100	135,847
Pfizer, Inc.	28,580	728,218
Roche Holding AG	2,048	681,950
Sandoz Group AG (Switzerland)	643	38,350
Sanofi SA	1,999	189,293
Takeda Pharmaceutical Co. Ltd. (Japan)	7,400	217,341
Viatris, Inc.	1,380	13,662
Zoetis, Inc.	1,130	165,342
		8,401,185
Professional Services — 0.3%
Automatic Data Processing, Inc.	1,680	493,080
Broadridge Financial Solutions, Inc.	120	28,580
Clarivate PLC*	29,500	112,985
Computershare Ltd. (Australia)	4,043	97,136
Concentrix Corp.	2,900	133,835
Dayforce, Inc.*	160	11,022

A8

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Professional Services (cont’d.)
Equifax, Inc.	130	$33,349
JAC Recruitment Co. Ltd. (Japan)	8,700	63,645
Jacobs Solutions, Inc.	1,130	169,342
Leidos Holdings, Inc.	160	30,234
ManpowerGroup, Inc.	3,400	128,860
Paychex, Inc.	380	48,169
Paycom Software, Inc.	40	8,326
Recruit Holdings Co. Ltd. (Japan)	1,600	86,022
Teleperformance SE (France)	891	66,552
Verisk Analytics, Inc.	140	35,211
		1,546,348
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	1,250	196,950
CoStar Group, Inc.*	500	42,185
Daito Trust Construction Co. Ltd. (Japan)	3,500	76,795
Jones Lang LaSalle, Inc.*	300	89,484
Swiss Prime Site AG (Switzerland)	115	16,110
Vonovia SE (Germany)	238	7,438
Zillow Group, Inc. (Class A Stock)*	1,000	74,440
Zillow Group, Inc. (Class C Stock)*	2,100	161,805
		665,207
Residential REITs — 0.1%
AvalonBay Communities, Inc.	140	27,044
Camden Property Trust	3,230	344,899
Equity Residential	410	26,539
Essex Property Trust, Inc.	50	13,383
Invitation Homes, Inc.	670	19,651
Mid-America Apartment Communities, Inc.	120	16,768
UDR, Inc.	360	13,414
		461,698
Retail REITs — 0.1%
Federal Realty Investment Trust	80	8,105
Kimco Realty Corp.	800	17,480
Klepierre SA (France)	1,065	41,578
Realty Income Corp.	2,770	168,388
Regency Centers Corp.	200	14,580
Simon Property Group, Inc.	370	69,438
Vicinity Ltd. (Australia)	95,243	158,676
		478,245
Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc.*	3,210	519,346
Advantest Corp. (Japan)	2,100	207,780
Analog Devices, Inc.	3,090	759,213
Applied Materials, Inc.	960	196,550
ASML Holding NV (Netherlands)	721	703,110
Astera Labs, Inc.*	1,800	352,440
Broadcom, Inc.	16,495	5,441,865
Disco Corp. (Japan)	100	31,354
First Solar, Inc.*	130	28,669
Infineon Technologies AG (Germany)	2,309	90,582
Intel Corp.	6,730	225,792
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Japan Material Co. Ltd. (Japan)	900	$11,096
KLA Corp.	154	166,104
Lam Research Corp.	7,670	1,027,013
Microchip Technology, Inc.	640	41,101
Micron Technology, Inc.	5,220	873,410
Monolithic Power Systems, Inc.	50	46,032
Nova Ltd. (Israel)*	110	34,980
NVIDIA Corp.	79,100	14,758,478
NXP Semiconductors NV (Netherlands)	300	68,319
ON Semiconductor Corp.*	500	24,655
QUALCOMM, Inc.	2,600	432,536
Renesas Electronics Corp. (Japan)	7,000	80,536
SCREEN Holdings Co. Ltd. (Japan)	1,000	90,612
Skyworks Solutions, Inc.	160	12,317
Teradyne, Inc.	490	67,444
Texas Instruments, Inc.	1,070	196,591
		26,487,925
Software — 4.3%
Adobe, Inc.*	1,955	689,626
AppLovin Corp. (Class A Stock)*	1,005	722,133
Atlassian Corp. (Class A Stock)*	300	47,910
Autodesk, Inc.*	1,760	559,099
Cadence Design Systems, Inc.*	1,815	637,537
Check Point Software Technologies Ltd. (Israel)*	100	20,691
Crowdstrike Holdings, Inc. (Class A Stock)*	295	144,662
Cybozu, Inc. (Japan)	1,600	36,941
Datadog, Inc. (Class A Stock)*	380	54,112
Elastic NV*	3,000	253,470
Fair Isaac Corp.*	29	43,399
Fortinet, Inc.*	750	63,060
Gen Digital, Inc.	2,050	58,200
Intuit, Inc.	910	621,448
Microsoft Corp.	24,980	12,938,391
Monday.com Ltd.*	200	38,738
Nice Ltd. (Israel)*	856	124,004
Oracle Corp.	5,310	1,493,384
Palantir Technologies, Inc. (Class A Stock)*	6,620	1,207,620
Palo Alto Networks, Inc.*	780	158,824
PTC, Inc.*	120	24,362
Roper Technologies, Inc.	130	64,830
Salesforce, Inc.	2,980	706,260
SAP SE (Germany)	1,105	295,883
ServiceNow, Inc.*	904	831,933
Synopsys, Inc.*	220	108,546
Trend Micro, Inc. (Japan)	700	38,313
Tyler Technologies, Inc.*	55	28,774
Workday, Inc. (Class A Stock)*	260	62,590
Zoom Communications, Inc.*	5,200	429,000
		22,503,740
Specialized REITs — 0.2%
American Tower Corp.	550	105,776
Crown Castle, Inc.	2,820	272,102

A9

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Specialized REITs (cont’d.)
Digital Realty Trust, Inc.	380	$65,694
Equinix, Inc.	265	207,559
Extra Space Storage, Inc.	250	35,235
Iron Mountain, Inc.	350	35,679
Public Storage	1,660	479,491
SBA Communications Corp.	130	25,136
VICI Properties, Inc.	1,250	40,762
Weyerhaeuser Co.	860	21,319
		1,288,753
Specialty Retail — 0.8%
AutoZone, Inc.*	40	171,610
Avolta AG (Switzerland)*	1,635	89,277
Best Buy Co., Inc.	200	15,124
CarMax, Inc.*	160	7,179
Carvana Co.*	300	113,172
Clas Ohlson AB (Sweden) (Class B Stock)	1,785	70,168
Five Below, Inc.*	1,700	262,990
Home Depot, Inc. (The)	3,110	1,260,141
JD Sports Fashion PLC (United Kingdom)	26,372	33,950
Kingfisher PLC (United Kingdom)	56,512	235,416
Lowe’s Cos., Inc.(a)	3,110	781,574
O’Reilly Automotive, Inc.*	1,005	108,349
Ross Stores, Inc.	390	59,432
TJX Cos., Inc. (The)	5,620	812,315
Tractor Supply Co.	630	35,828
Ulta Beauty, Inc.*	355	194,096
Valvoline, Inc.*	1,100	39,501
Williams-Sonoma, Inc.	130	25,409
		4,315,531
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	47,930	12,204,416
Dell Technologies, Inc. (Class C Stock)	360	51,037
Hewlett Packard Enterprise Co.	1,550	38,068
HP, Inc.	1,110	30,225
Logitech International SA (Switzerland)	66	7,260
NetApp, Inc.	210	24,877
Pure Storage, Inc. (Class A Stock)*	1,900	159,239
Seagate Technology Holdings PLC	250	59,015
Super Micro Computer, Inc.*	610	29,243
Western Digital Corp.	810	97,249
		12,700,629
Textiles, Apparel & Luxury Goods — 0.2%
Asics Corp. (Japan)	5,600	146,538
Deckers Outdoor Corp.*	150	15,206
Lululemon Athletica, Inc.*	115	20,462
LVMH Moet Hennessy Louis Vuitton SE (France)	271	166,768
NIKE, Inc. (Class B Stock)	1,390	96,925
Pandora A/S (Denmark)	432	56,483
Ralph Lauren Corp.	40	12,542
Tapestry, Inc.	3,150	356,643
		871,567
	Shares	Value

Common Stocks (continued)
Tobacco — 0.4%
Altria Group, Inc.	10,380	$685,703
British American Tobacco PLC (United Kingdom)	4,045	215,143
Imperial Brands PLC (United Kingdom)	6,307	267,930
Japan Tobacco, Inc. (Japan)	4,800	157,426
Philip Morris International, Inc.	3,830	621,226
		1,947,428
Trading Companies & Distributors — 0.4%
AerCap Holdings NV (Ireland)	900	108,900
Fastenal Co.	1,350	66,204
ITOCHU Corp. (Japan)	800	45,519
Marubeni Corp. (Japan)	4,100	102,304
Mitsubishi Corp. (Japan)	10,100	240,778
Mitsui & Co. Ltd. (Japan)	3,200	79,460
MSC Industrial Direct Co., Inc. (Class A Stock)	500	46,070
Sumitomo Corp. (Japan)	7,500	216,997
Toyota Tsusho Corp. (Japan)	8,100	224,227
United Rentals, Inc.	70	66,826
W.W. Grainger, Inc.	332	316,383
WESCO International, Inc.	2,100	444,150
		1,957,818
Water Utilities — 0.0%
American Water Works Co., Inc.	240	33,406
United Utilities Group PLC (United Kingdom)	8,198	126,648
		160,054
Wireless Telecommunication Services — 0.2%
SoftBank Group Corp. (Japan)	1,900	239,743
Tele2 AB (Sweden) (Class B Stock)	11,843	202,025
T-Mobile US, Inc.	1,760	421,309
Vodafone Group PLC (United Kingdom)	19,936	23,183
		886,260

Total Common Stocks (cost $183,592,814)		229,698,475
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	156	14,531
Volkswagen AG (Germany) (PRFC)	474	51,377
		65,908
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,450	116,995

Total Preferred Stocks (cost $175,796)		182,903
Unaffiliated Exchange-Traded Funds — 2.3%
iShares Core S&P 500 ETF	1,950	1,305,135
iShares MSCI EAFE ETF	1,900	177,403

A10

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Unaffiliated Exchange-Traded Funds (continued)
Vanguard Dividend Appreciation ETF	48,935	$10,559,684

Total Unaffiliated Exchange-Traded Funds (cost $11,266,356)		12,042,222
Unaffiliated Fund — 4.4%
AB Global Bond Fund, Inc.	3,297,692	23,017,891
(cost $22,897,091)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.0%
Automobiles — 1.3%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	400	407,576
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-04A, Class A, 144A
4.770%	02/20/29	830	840,062
Series 2023-03A, Class A, 144A
5.440%	02/22/28	400	405,817
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	129	131,067
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	64	65,549
Chase Auto Owner Trust,
Series 2022-AA, Class B, 144A
4.460%	04/25/28	200	200,796
Ford Credit Auto Owner Trust,
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	600	614,404
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	500	502,342
Series 2024-01, Class A1, 144A
5.290%	04/15/29	500	509,456
Series 2025-01, Class A1
4.630%	04/15/30	300	304,230
GM Financial Revolving Receivables Trust,
Series 2023-02, Class A, 144A
5.770%	08/11/36	500	524,283
Series 2024-02, Class A, 144A
4.520%	03/11/37	600	607,486
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	335	334,833
Santander Drive Auto Receivables Trust,
Series 2022-06, Class C
4.960%	11/15/28	207	207,936
Series 2024-04, Class C
4.950%	04/15/30	300	302,702
Series 2025-03, Class C
4.680%	09/15/31	200	201,116
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A
4.650%	05/25/38	200	203,820
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	199	$200,290
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	355	359,276
			6,923,041
Collateralized Loan Obligations — 2.4%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.855%(c)	04/20/37	1,000	1,004,100
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.945%(c)	04/20/37	1,000	1,003,432
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.767%(c)	07/20/34	750	751,249
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.208%(c)	01/25/37	1,000	1,002,909
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)
5.935%(c)	04/20/37	1,000	1,003,361
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.945%(c)	04/20/37	1,000	1,003,349
Ocean Trails CLO,
Series 2020-10A, Class AR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.618%(c)	10/15/34	370	370,532
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.018%(c)	01/15/37	1,000	1,002,803
Octagon Alto Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 0
—%(p)	10/20/36	500	500,000
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.818%(c)	04/16/37	1,000	1,001,509
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.872%(c)	04/17/37	1,000	1,003,792
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.175%(c)	10/20/35	1,000	1,001,451

A11

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
TICP CLO Ltd. (Cayman Islands),
Series 2018-11A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.848%(c)	04/25/37	1,000	$1,004,211
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.918%(c)	04/25/37	1,000	1,003,871
			12,656,569
Consumer Loans — 0.1%
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A
5.880%	06/25/59	75	74,782
OneMain Financial Issuance Trust,
Series 2022-02A, Class A, 144A
4.890%	10/14/34	144	144,413
			219,195
Home Equity Loans — 0.2%
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A
5.846%(cc)	08/25/44	184	186,305
Series 2024-CES06, Class A1A, 144A
5.344%(cc)	09/25/44	309	309,611
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44	172	173,937
Series 2025-CES03, Class A1A, 144A
5.553%(cc)	03/25/55	451	456,380
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	111	113,019
			1,239,252
Student Loan — 0.0%
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	134	132,982

Total Asset-Backed Securities (cost $21,012,631)			21,171,039
Commercial Mortgage-Backed Securities — 1.4%
BANK,
Series 2019-BN19, Class A2
2.926%	08/15/61	900	857,350
Series 2019-BN20, Class A2
2.758%	09/15/62	809	763,137
Series 2021-BN38, Class A4
2.275%	12/15/64	1,500	1,309,267
Benchmark Mortgage Trust,
Series 2023-B40, Class A2
6.930%	12/15/56	383	404,678
BMO Mortgage Trust,
Series 2023-C07, Class A2
6.770%	12/15/56	800	843,989
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	489	$470,640
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	1,077	1,064,574
MSWF Commercial Mortgage Trust,
Series 2023-02, Class A2
6.890%	12/15/56	500	528,318
Wells Fargo Commercial Mortgage Trust,
Series 2019-C53, Class A3
2.787%	10/15/52	200	188,971
Series 2020-C56, Class A4
2.194%	06/15/53	1,133	1,056,272

Total Commercial Mortgage-Backed Securities (cost $7,337,585)			7,487,196
Corporate Bonds — 4.9%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	470	466,487
3.550%	03/01/38	833	691,198
			1,157,685
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.390%	08/15/37	350	319,695
Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	200	199,616
4.000%	11/13/30	200	185,858
5.800%	03/08/29	200	202,985
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.050%	04/04/28	590	599,521
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.875%	06/23/27	230	232,085
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.050%	03/27/28	285	288,501
			1,708,566
Banks — 1.2%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.552%(ff)	03/14/28	400	407,085
Bank of America Corp.,
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	1,258	1,145,897
5.288%(ff)	04/25/34	300	310,354

A12

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
5.367%(ff)	02/25/31		370	$381,082
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		925	833,711
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
5.373%(ff)	01/10/29		325	331,829
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.218%(ff)	04/23/31		340	351,583
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.963%(ff)	01/25/33		822	751,501
Morgan Stanley,
Sr. Unsec’d. Notes
5.664%(ff)	04/17/36		205	216,309
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		1,000	891,518
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
5.519%(ff)	01/19/28		375	379,878
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41		260	201,797
5.605%(ff)	04/23/36		119	124,850
				6,327,394
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		200	198,355
Chemicals — 0.0%
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.100%	04/30/30		200	209,500
Commercial Services — 0.2%
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27		125	124,028
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		30	31,179
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	101	118,209
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52		445	377,304
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		150	138,955
				789,675
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 0.1%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	550	$546,196
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29	50	49,501
7.125%	03/15/26	43	43,448
			639,145
Electric — 0.4%
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	650	412,381
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	225	207,991
Pacific Gas & Electric Co.,
First Mortgage
3.950%	12/01/47	400	299,409
Public Service Co. of Colorado,
First Mortgage
5.350%	05/15/34	535	552,559
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	300	299,627
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	535	530,487
			2,302,454
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	200	196,000
4.250%	10/31/26	370	368,772
			564,772
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	100	102,874
Foods — 0.3%
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	25	24,011
4.375%	01/31/32	310	292,928
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35(a)	565	577,340
Smithfield Foods, Inc.,
Gtd. Notes, 144A
3.000%	10/15/30	500	457,855
			1,352,134

A13

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 0.0%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
5.200%	04/15/63	195	$178,533
5.300%	06/15/35	30	31,013
			209,546
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	50	53,475
Home Builders — 0.1%
KB Home,
Gtd. Notes
4.000%	06/15/31	175	164,359
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	125	126,511
			290,870
Insurance — 0.1%
Lincoln National Corp.,
Sr. Unsec’d. Notes
5.852%	03/15/34	345	361,373
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	50	49,687
5.500%	05/01/26	75	75,000
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.125%	07/01/49	175	144,707
			269,394
Mining — 0.1%
Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/33	560	610,623
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	145	148,483
Oil & Gas — 0.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	675	616,734
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	470	506,207
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	250	256,175
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/27	25	25,497
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
7.500%	06/01/30	25	$27,576
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/31	275	265,276
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	490	495,758
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	900	908,540
			3,101,763
Pharmaceuticals — 0.0%
Viatris, Inc.,
Gtd. Notes
4.000%	06/22/50	315	214,879
Pipelines — 0.5%
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	500	544,047
Energy Transfer LP,
Sr. Unsec’d. Notes
5.150%	03/15/45	350	314,492
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	190	162,209
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33	620	657,386
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	535	508,493
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	565	551,006
			2,737,633
Real Estate Investment Trusts (REITs) — 0.4%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	670	657,218
Kimco Realty OP LLC,
Gtd. Notes
4.600%	02/01/33	445	442,235
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	585	553,536
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
5.750%	02/01/27	240	243,052
			1,896,041

A14

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	385	$307,749

Total Corporate Bonds (cost $25,164,583)			25,874,078
Residential Mortgage-Backed Securities — 0.8%
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	222	206,015
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
9.170%(cc)	09/25/62	148	148,176
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.856%(c)	10/25/43	45	44,862
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	73	70,277
Fannie Mae REMIC,
Series 2014-17, Class SE, IO, 30 Day Average SOFR x (1) + 5.836% (Cap 5.950%, Floor 0.000%)
1.479%(c)	04/25/44	2,013	235,965
Series 2020-101, Class AI, IO
3.500%	01/25/51	99	18,699
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.594%(c)	08/25/52	1,415	158,711
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	07/25/55	624	634,856
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
6.506%(c)	09/25/42	151	151,730
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	183	4,839
Series 5251, Class PO, PO
2.277%(s)	08/25/52	76	52,493
Series 5269, Class AD
2.000%	01/25/55	711	573,804
Series 5281, Class AY
2.500%	08/25/52	203	166,709
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	06/25/55	409	415,951
Freddie Mac Strips,
Series 405, Class C20, IO
4.000%	05/25/53	265	58,249
Series 406, Class PO, PO
1.201%(s)	10/25/53	288	245,910
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Government National Mortgage Assoc.,
Series 2020-126, Class BI, IO
3.000%	08/20/50		119	$19,983
Series 2021-114, Class TI, IO
3.000%	06/20/51		165	21,149
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		305	7,676
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		340	9,499
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		279	9,144
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		699	15,791
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		218	5,133
Series 2022-093, Class IO, IO
3.000%	08/20/51		857	92,623
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		530	13,628
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		552	10,489
OBX Trust,
Series 2025-NQM08, Class A1, 144A
5.472%(cc)	03/25/65		275	277,068
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		179	171,547
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.708%(c)	06/24/71	EUR	75	88,027
Towd Point Mortgage Trust,
Series 2021-SJ02, Class A1B, 144A
2.250%(cc)	12/25/61		100	93,372

Total Residential Mortgage-Backed Securities (cost $3,812,182)				4,022,375
Sovereign Bonds — 0.3%
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.000%	07/19/28		150	155,100
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30		200	205,803
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		200	206,400

A15

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30		350	$356,562
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28		215	219,420
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	115	125,168
3.125%	05/15/27	EUR	301	353,168

Total Sovereign Bonds (cost $1,507,151)				1,621,621
U.S. Government Agency Obligations — 4.5%
Federal Home Loan Mortgage Corp.
2.000%	05/01/42		915	790,086
2.000%	02/01/51		936	760,917
2.500%	10/01/35		127	120,259
3.000%	09/01/50		2,219	1,968,039
3.000%	02/01/52		823	732,551
3.500%	06/01/37		96	92,857
3.500%	03/01/48		1,308	1,220,641
4.500%	07/01/47		815	806,156
5.000%	03/01/40		456	460,514
5.000%	06/01/53		539	537,121
5.500%	04/01/54		1,461	1,473,607
5.500%	11/01/54		246	248,624
Federal National Mortgage Assoc.
1.500%	11/01/50		823	633,084
2.000%	03/01/31		85	81,779
2.000%	01/01/32		180	170,783
2.000%	11/01/50		1,327	1,080,666
2.000%	03/01/51		1,852	1,504,518
2.500%	07/01/32		99	95,099
2.500%	08/01/32		112	107,754
2.500%	09/01/32		107	102,821
2.500%	07/01/35		364	349,580
2.500%	03/01/51		440	372,651
2.500%	12/01/51		1,166	993,336
2.500%	04/01/52		1,185	1,012,829
3.000%	06/01/36		438	423,910
3.500%	03/01/52		370	342,195
4.000%	06/01/52		617	584,820
4.000%	07/01/52		438	416,217
4.500%	07/01/52		152	147,835
4.500%	08/01/52		128	124,743
5.000%	06/01/52		723	720,517
Government National Mortgage Assoc.
2.000%	10/20/50		455	375,976
2.000%	01/20/51		219	181,055
3.000%	05/20/46		147	133,244
3.000%	11/20/47		153	138,391
3.500%	08/20/43		756	713,490
3.500%	10/20/46		667	620,109
3.500%	04/20/48		416	386,048
4.000%	11/20/47		662	633,775
4.000%	03/20/48		395	378,221
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	08/20/48	529	$523,476
4.500%	12/20/52	406	395,978
5.000%	03/20/53	65	64,914
7.000%	07/20/54	270	277,569
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.250%	02/01/55	130	129,987

Total U.S. Government Agency Obligations (cost $23,806,122)			23,428,742
U.S. Treasury Obligations — 1.2%
U.S. Treasury Bonds
2.375%	02/15/42	1,200	888,937
3.250%	05/15/42	290	243,645
4.000%	11/15/42	865	799,720
4.000%	11/15/52	1,010	893,692
4.375%	08/15/43	240	231,637
4.625%	02/15/55	100	98,313
4.750%	02/15/45(k)	530	533,395
U.S. Treasury Notes
3.250%	06/30/27	525	521,596
3.625%	09/30/30	75	74,619
3.875%	09/30/32	25	24,918
U.S. Treasury Strips Coupon
5.090%(s)	11/15/44	635	247,275
5.145%(s)	11/15/43(k)	3,000	1,231,807
5.519%(s)	05/15/41	900	427,823

Total U.S. Treasury Obligations (cost $6,097,930)			6,217,377

Total Long-Term Investments (cost $414,559,011)			492,666,346

	Shares
Short-Term Investments — 6.7%
Affiliated Mutual Funds — 6.4%
PGIM Core Ultra Short Bond Fund(wa)	31,251,399	31,251,399
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $2,274,553; includes $2,262,126 of cash collateral for securities on loan)(b)(wa)	2,275,919	2,274,553

Total Affiliated Mutual Funds (cost $33,525,952)		33,525,952

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.3%
U.S. Treasury Bills
3.965%	12/11/25	1,710	1,697,016
(cost $1,696,760)

A16

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Value
Options Purchased*~ — 0.0%
(cost $156)	$3

Total Short-Term Investments (cost $35,222,868)	35,222,971

TOTAL INVESTMENTS—100.3% (cost $449,781,879)	527,889,317

Liabilities in excess of other assets(z) — (0.3)%	(1,535,716)

Net Assets — 100.0%	$526,353,601

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,217,971; cash collateral of $2,262,126 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/14/25	(500)		$(402,882)
Federal National Mortgage Assoc.	3.000%	TBA	10/14/25	(1,000)		(878,202)
Federal National Mortgage Assoc.	5.500%	TBA	10/14/25	(500)		(504,119)
Government National Mortgage Assoc.	2.000%	TBA	10/20/25	(250)		(206,597)
Government National Mortgage Assoc.	3.000%	TBA	10/20/25	(250)		(223,144)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $2,184,209)						$(2,214,944)
A17

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		70	$1
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		140	2
Total Options Purchased (cost $156)								$3
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	2 Year U.S. Treasury Notes	Dec. 2025	$625,195	$287
55	5 Year U.S. Treasury Notes	Dec. 2025	6,005,742	1,231
22	10 Year U.S. Treasury Notes	Dec. 2025	2,475,000	1,330
17	10 Year U.S. Ultra Treasury Notes	Dec. 2025	1,956,328	13,635
46	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	5,522,875	126,588
144	Mini MSCI EAFE Index	Dec. 2025	20,054,160	(20,908)
19	S&P 500 E-Mini Index	Dec. 2025	6,401,813	63,450
1	S&P Mid Cap 400 E-Mini Index	Dec. 2025	328,620	(2,104)
				183,509
Short Position:
11	20 Year U.S. Treasury Bonds	Dec. 2025	1,282,531	11,402
				$194,911
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/25	BNY	EUR	566	$668,393	$664,922	$—	$(3,471)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/25	BNY	EUR	566	$664,283	$664,922	$—	$(639)
Expiring 11/05/25	BNY	EUR	566	669,762	666,311	3,451	—
				$1,334,045	$1,331,233	3,451	(639)
						$3,451	$(4,110)
Credit default swap agreement outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	4,983	0.519%	$113,282	$114,525	$1,243
A18

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreement outstanding at September 30, 2025 (continued):
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,745	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.240%	$—	$(11,194)	$(11,194)
240	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.240%	44	(2,463)	(2,507)
3,570	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.240%	717	60,012	59,295
2,225	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.240%	(2,366)	(68,028)	(65,662)
505	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.240%	—	983	983
280	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.240%	127,811	128,396	585
220	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.240%	3,217	6,208	2,991
385	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.240%	—	9,453	9,453
				$129,423	$123,367	$(6,056)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.700%	JPM	03/17/26	(2,389)	$40,928	$—	$40,928
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.320%	JPM	11/06/25	3,765	17,020	—	17,020
					$57,948	$—	$57,948
A19

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A20